Loans and Borrowings	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Loans and Borrowings	Loans and Borrowings

						Carrying value, including accrued interest
Description	Currency	Security	Maturity (Months)	Coupon rate	Principal to be repaid	December 31, 2025	December 31, 2024
Senior Notes	USD	Unsecured	49	6.50%	$400,000	$405,092	$404,152
Senior credit facility	USD	Secured	36	SOFR + 2.00% to 4.25%	155,000	154,706	134,212
Copper Prepayment Facility	USD	Secured	12	8.66%	36,508	39,087	46,530
Equipment finance loans	USD	Secured	3 - 42	6.16% - 8.35%	7,245	7,319	12,933
Equipment finance loans	EUR	Secured	2 - 6	5.25%	167	168	544
Equipment finance loans	BRL	Unsecured	5	16.63%	68	84	2,597
Bank loan	BRL	Unsecured	11	CDI + 0.50%	654	658	1,221
Total					$599,642	$607,114	$602,189

Current portion						$55,711	$45,893
Non-current portion						$551,403	$556,296
The movements in loans and borrowings are comprised of the following:

	Year ended December 31, 2025					Year ended December 31, 2024
	Senior Notes	Senior Credit Facility	Copper Prepayment Facility	Other	Consolidated	Consolidated
Balance, beginning of year	$404,152	$134,212	$46,530	$17,295	$602,189	$426,233
Proceeds from loans and borrowings		30,000	25,000	2,404	57,404	214,565
Principal payments	—	(10,000)	(32,937)	(11,803)	(54,740)	(39,950)
Interest payments	(26,000)	(11,596)	(4,128)	(1,012)	(42,736)	(32,166)
Interest costs, including interest capitalized	26,940	12,090	4,622	835	44,487	36,467
Deferred transaction costs	—	—	—	—	—	(2,143)
Foreign exchange	—	—	—	510	510	(817)
Balance, end of year	$405,092	$154,706	$39,087	$8,229	$607,114	$602,189

(a)     Senior Notes

In February 2022, the Company issued $400 million aggregate principal amount of senior unsecured notes (the “Senior Notes”). The Company received net proceeds of $392.0 million after transaction costs of $8.0 million. The Senior Notes mature on February 15, 2030 and bear annual interest at 6.5%, payable semi-annually in February and August of each year.

MCSA and Ero Brasil Participacoas have provided a guarantee of the Senior Notes on a senior unsecured basis. The Senior Notes are direct, senior obligations of the Company and MCSA, and are not secured by any mortgage, pledge or charge.

The Company has the option to redeem, in whole or in part, the Senior Notes at a price ranging from 103.25% to 100% of the principal amount together with accrued and unpaid interest, if any, to the date of redemption, with the rate decreasing based on the length of time the Senior Notes are outstanding.

Upon the occurrence of specific kinds of changes of control triggering events, each holder of the Senior Notes will have the right to cause the Company to repurchase some or all of its Senior Notes at 101% of their principal amount, plus accrued and unpaid interest to, but not including, the repurchase date.

The Senior Notes are recognized as financial liabilities, net of unamortized transaction costs, and measured at amortized cost using an effective interest rate of 6.7%.

(b)    Senior Credit Facility

The Company has a senior credit facility which was originally due to mature in December 2026 and bore interest at SOFR plus an applicable margin ranging from 2.00% to 4.50%, determined based on the Company’s consolidated total leverage ratio.

In January 2025, the Company amended its Senior Revolving Credit Facility ("Amended Senior Credit Facility") to increase its borrowing limit from $150.0 million to $200.0 million and extend the maturity from December 2026 to December 2028. Under the amended terms, the total leverage ratio was replaced with net leverage ratio for purposes of determining financial covenants and interest rates. The applicable interest margin and commitment fee ranges were reduced to sliding scales of SOFR plus 2.00% to 4.25% and 0.45% to 0.96%, respectively, with lower leverage ratios resulting in lower pricing.

The Company determined that the amendments were a non-substantial modification. As at December 31, 2025, the Amended Senior Credit Facility bears a weighted average interest rate of 6.93% on its drawn balance and a commitment fee of 0.68% on its undrawn balance.

The Amended Senior Credit Facility is secured by the shares of MCSA, NX Gold and Ero Gold. The Company is required to comply with certain financial covenants, which are required to be tested at each quarter end. These covenants include (a) a net leverage ratio based on net indebtedness to rolling four quarters adjusted earnings before interest, taxes, depreciation and amortization ("Rolling EBITDA"); (b) a net leverage ratio based on net senior indebtedness to Rolling EBITDA; and (c) an interest coverage ratio based on Rolling EBITDA. The Amended Senior Credit Facility provides for negative covenants customary for this type of facilities and permits additional equipment debt and finance leases of up to $50.0 million. As at December 31, 2025, the Company is in compliance with these financial covenants.

(c)    Copper Prepayment Facility

In May 2024, the Company entered into a non-priced copper prepayment facility with a bank syndicate. Under this facility, the Company received net proceeds of $49.6 million, representing gross proceeds of $50.0 million less transaction costs of $0.4 million. The Company had the option to increase the size of the non-priced copper prepayment facility from $50.0 million to $75.0 million until March 31, 2025.

In exchange, the Company is obligated to repay the $50.0 million facility over 27 equal monthly installments, beginning in October 2024, through the delivery of a minimum of 272 tonnes of copper each month. The copper to be delivered by the Company will be in the form of LME Copper Warrants. Each monthly delivery's value will be determined based on prevailing market copper prices at the time of delivery. Should the value of any delivery exceed the amount of the monthly installment payment of $2.1 million, the excess value will be repaid to the Company.

In March 2025, the Company exercised its option to increase the size of the non-priced copper prepayment facility by an additional $25.0 million. The Company is obligated to repay the $25.0 million additional facility over 21 equal monthly installments, beginning in April 2025, through the delivery of a minimum of 161 tonnes of copper each month. The copper to be delivered by the Company will be in the form of LME Copper Warrants. Each monthly delivery's value will be determined based on prevailing market copper prices at the time of delivery. Should the value of any delivery exceed the amount of the monthly installment payment of $1.3 million, the excess value will be repaid to the Company.

As the contractual obligation of the facility will be settled in the form of financial assets, the facility is accounted for as a financial liability measured at amortized cost using the effective interest rate method. Transaction costs are included in the initial measurement of the liability and amortized over the term of the facility.
The facility is secured by the shares of MCSA, NX Gold and Ero Gold.